SCHEDULE OF ANNUAL SUBSCRIPTIONS REVENUES (Details) - Kami Vision Incorporated [Member]	Jul. 01, 2025	Jun. 30, 2025
First Year [Member]
Related Party Transaction [Line Items]
Third year and thereafter during which an end user continues the service subscription from Kami	30.00%	30.00%
Secound Year [Member]
Related Party Transaction [Line Items]
Third year and thereafter during which an end user continues the service subscription from Kami	30.00%	15.00%
Third Year [Member]
Related Party Transaction [Line Items]
Third year and thereafter during which an end user continues the service subscription from Kami	30.00%	0.00%